Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 96.20%
Communication Services — 6.43%
Alphabet Class A †	9,184	$ 1,282,913
Alphabet Class C †	1,960	276,223
Cable One	129	71,800
Cargurus †	3,679	88,885
Charter Communications Class A †	262	101,834
Electronic Arts	937	128,191
Liberty Media-Liberty Formula One Class C †	1,492	94,190
Meta Platforms Class A †	2,275	805,259
Netflix †	435	211,793
Omnicom Group	175	15,139
Pinterest Class A †	2,441	90,415
Roku †	210	19,248
Spotify Technology †	633	118,947
T-Mobile US	1,759	282,020
Verizon Communications	1,486	56,022
		3,642,879
Consumer Discretionary — 10.34%
Amazon.com †	8,310	1,262,621
CarMax †	1,183	90,783
Chewy Class A †	1,214	28,687
Choice Hotels International	1,033	117,039
Compass Group	3,998	109,361
Deckers Outdoor †	269	179,808
Denny's †	10,367	112,793
DraftKings Class A †	3,770	132,893
Floor & Decor Holdings Class A †	407	45,405
Garmin	135	17,353
Gentex	4,969	162,288
Genuine Parts	124	17,174
Goodyear Tire & Rubber †	6,742	96,545
Hasbro	115	5,872
Las Vegas Sands	3,340	164,361
Lululemon Athletica †	49	25,053
McDonald's	1,745	517,410
Mobileye Global Class A †	2,196	95,131
NIKE Class B	4,763	517,119
NVR †	60	420,027
O'Reilly Automotive †	80	76,006
Ross Stores	1,320	182,675
Steven Madden	7,932	333,144
Tesla †	989	245,747
TJX	6,094	571,678
Wyndham Hotels & Resorts	3,766	302,824
Yum! Brands	248	32,404
		5,862,201
	Number of shares	Value (US $)
Common Stocks (continued)
Consumer Staples — 6.09%
Campbell Soup	172	$ 7,436
Church & Dwight	219	20,709
Coca-Cola	2,968	174,904
Colgate-Palmolive	5,831	464,789
Conagra Brands	423	12,123
Costco Wholesale	54	35,644
Dollar Tree †	1,667	236,797
elf Beauty †	612	88,336
General Mills	518	33,743
Hershey	133	24,797
Hormel Foods	267	8,573
J M Smucker	93	11,753
Kellanova	242	13,530
Kenvue	13,783	296,748
Kraft Heinz	760	28,105
McCormick & Co.	221	15,121
Mondelez International Class A	808	58,523
Monster Beverage †	1,647	94,884
PepsiCo	2,517	427,487
Philip Morris International	1,759	165,487
Procter & Gamble	3,300	483,582
Sysco	2,273	166,224
Tyson Foods Class A	3,278	176,192
Unilever	3,965	192,052
US Foods Holding †	3,250	147,583
Walmart	414	65,267
		3,450,389
Energy — 2.83%
Canadian Natural Resources	3,321	217,592
Cheniere Energy	379	64,699
Chevron	311	46,389
ConocoPhillips	1,220	141,605
Diamondback Energy	1,874	290,620
Enbridge	4,121	148,350
Exxon Mobil	803	80,284
Halliburton	3,937	142,323
Marathon Oil	4,933	119,181
Schlumberger	5,974	310,887
Targa Resources	450	39,092
Williams	106	3,692
		1,604,714
Financials — 15.36%
Aegon	28,238	162,651
Allstate	1,959	274,221
American Express	2,567	480,902
American International Group	1,187	80,419
Arthur J Gallagher & Co.	190	42,727
Berkshire Hathaway Class B †	1,294	461,518
NQ- FIP [1223] 0224 (3377166)    1

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials (continued)
Block †	2,529	$ 195,618
Brown & Brown	213	15,146
Cadence Bank	5,126	151,678
Cboe Global Markets	92	16,428
Charles Schwab	4,962	341,386
Chubb	3,739	845,014
CME Group	317	66,760
Credit Acceptance †	390	207,765
Equitable Holdings	4,782	159,241
First Citizens BancShares Class A	99	140,478
Fiserv †	29	3,852
FleetCor Technologies †	570	161,088
Globe Life	1,348	164,079
Hanover Insurance Group	1,170	142,061
Intercontinental Exchange	503	64,600
Jack Henry & Associates	64	10,458
Kemper	4,593	223,541
KKR & Co.	1,060	87,821
M&T Bank	4,126	565,592
Markel Group †	174	247,063
MarketAxess Holdings	32	9,371
Marsh & McLennan	2,771	525,021
Mastercard Class A	88	37,533
MetLife	2,581	170,682
Moody's	187	73,035
Morgan Stanley	2,651	247,206
New York Community Bancorp	33,709	344,843
Progressive	1,298	206,745
Raymond James Financial	2,006	223,669
S&P Global	146	64,316
SEI Investments	99	6,291
SouthState	2,199	185,706
Tradeweb Markets Class A	2,826	256,827
Travelers	171	32,574
Visa Class A	2,368	616,509
Voya Financial	4,426	322,921
WEX †	239	46,497
Willis Towers Watson	92	22,190
		8,704,043
Healthcare — 12.51%
Abbott Laboratories	336	36,984
Agilent Technologies	1,552	215,775
Align Technology †	525	143,850
Alnylam Pharmaceuticals †	79	15,121
Apellis Pharmaceuticals †	833	49,863
AstraZeneca ADR	3,785	254,920
Becton Dickinson and Co.	56	13,655
Bristol-Myers Squibb	827	42,433
	Number of shares	Value (US $)
Common Stocks (continued)
Healthcare (continued)
Cencora	150	$ 30,807
Centene †	3,160	234,504
Danaher	2,576	595,932
DENTSPLY SIRONA	8,173	290,877
Dexcom †	1,107	137,368
Eli Lilly & Co.	694	404,547
Encompass Health	1,228	81,932
Exact Sciences †	2,879	212,988
Humana	459	210,135
IDEXX Laboratories †	104	57,725
Inari Medical †	219	14,218
Insulet †	610	132,358
Integra LifeSciences Holdings †	3,459	150,639
Intuitive Surgical †	466	157,210
Jazz Pharmaceuticals †	367	45,141
Johnson & Johnson	2,619	410,502
Medtronic	3,267	269,135
Merck & Co.	767	83,618
Mettler-Toledo International †	43	52,157
Novartis	1,577	159,134
Pfizer	11,246	323,772
PTC Therapeutics †	1,582	43,600
Quest Diagnostics	1,558	214,817
Sarepta Therapeutics †	333	32,111
Shockwave Medical †	581	110,715
Stryker	1,400	419,244
Teleflex	456	113,699
Thermo Fisher Scientific	55	29,193
Ultragenyx Pharmaceutical †	901	43,086
United Therapeutics †	672	147,766
UnitedHealth Group	1,782	938,170
Veeva Systems Class A †	216	41,584
Vertex Pharmaceuticals †	322	131,019
		7,092,304
Industrials — 14.08%
3M	374	40,886
AerCap Holdings †	4,357	323,812
Airbus	768	118,510
AMETEK	129	21,271
Automatic Data Processing	221	51,486
Axon Enterprise †	671	173,339
Builders FirstSource †	956	159,595
Canadian National Railway	1,260	158,374
Ceridian HCM Holding †	310	20,807
CH Robinson Worldwide	102	8,812
Cintas	367	221,176
Copart †	7,637	374,213
Delta Air Lines	2,566	103,230

2    NQ- FIP [1223] 0224 (3377166)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
Dover	944	$ 145,197
Emerson Electric	1,186	115,433
Expeditors International of Washington	1,821	231,631
Fastenal	1,848	119,695
FedEx	357	90,310
Fortive	1,249	91,964
Fortune Brands Innovations	2,072	157,762
General Dynamics	693	179,951
Genpact	3,722	129,191
Graco	1,311	113,742
Honeywell International	2,557	536,228
IDEX	777	168,694
JB Hunt Transport Services	233	46,539
John Bean Technologies	1,036	103,030
Knight-Swift Transportation Holdings	6,672	384,641
Leidos Holdings	3,197	346,043
Lennox International	488	218,390
Lockheed Martin	432	195,800
Lumine Group †	493	11,125
Middleby †	1,815	267,114
Nordson	45	11,887
Northrop Grumman	1,183	553,810
PACCAR	2,966	289,630
Paychex	308	36,686
Rollins	208	9,083
RTX	2,668	224,486
Snap-on	34	9,821
Techtronic Industries	14,485	172,611
Toro	800	76,792
Uber Technologies †	2,651	163,222
U-Haul Holding	1,904	134,118
Union Pacific	916	224,988
United Parcel Service Class B	2,015	316,818
Waste Connections	103	15,375
Westinghouse Air Brake Technologies	2,229	282,860
WW Grainger	38	31,490
		7,981,668
Information Technology — 19.22%
Accenture Class A	1,511	530,225
Adobe †	303	180,770
Amphenol Class A	526	52,142
ANSYS †	196	71,124
Apple	6,601	1,270,891
Arista Networks †	119	28,026
ARM Holdings ADR †	2,046	153,747
Broadcom	298	332,643
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Cadence Design Systems †	106	$ 28,871
CDW	310	70,469
Cisco Systems	1,645	83,105
Cognizant Technology Solutions Class A	448	33,837
Constellation Software	167	414,052
Datadog Class A †	429	52,072
Dynatrace †	843	46,104
F5 †	842	150,701
First Solar †	138	23,775
Flex †	9,792	298,264
HP	495	14,895
HubSpot †	94	54,571
International Business Machines	430	70,327
Intuit	65	40,627
Lumentum Holdings †	2,734	143,316
Micron Technology	4,550	388,297
Microsoft	5,646	2,123,122
MKS Instruments	1,884	193,807
MongoDB †	324	132,467
Monolithic Power Systems	70	44,155
NVIDIA	2,125	1,052,342
NXP Semiconductors	1,114	255,864
Oracle	1,822	192,093
QUALCOMM	1,819	263,082
Rambus †	498	33,989
Roper Technologies	94	51,246
Rubicon Technologies †	134	248
Salesforce †	1,078	283,665
Samsung Electronics GDR	66	78,540
Seagate Technology Holdings	2,402	205,059
ServiceNow †	321	226,783
Shopify Class A †	3,121	243,126
Silicon Motion Technology ADR	2,073	127,013
Snowflake Class A †	666	132,534
Synopsys †	145	74,662
Texas Instruments	1,864	317,737
Topicus.com †	261	17,578
Tyler Technologies †	37	15,470
Workday Class A †	895	247,074
Zebra Technologies Class A †	174	47,559
		10,892,066
Materials — 4.24%
Ball	1,578	90,767
Celanese	929	144,339
CRH	2,000	137,917
Element Solutions	4,937	114,242

NQ- FIP [1223] 0224 (3377166)    3

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
		Number of shares	Value (US $)
Common Stocks (continued)
Materials (continued)
FMC		4,264	$ 268,845
Huntsman		5,359	134,672
Ingevity †		2,829	133,585
Linde		1,351	554,869
LyondellBasell Industries Class A		177	16,829
PPG Industries		1,122	167,795
Reliance Steel & Aluminum		559	156,341
Rio Tinto ADR		3,186	237,230
Sherwin-Williams		509	158,757
Vulcan Materials		397	90,123
			2,406,311
Real Estate — 3.27%
American Tower		3,672	792,711
AvalonBay Communities		585	109,524
Brixmor Property Group		8,100	188,487
CBRE Group Class A †		160	14,894
CoStar Group †		1,111	97,090
Equinix		202	162,689
Extra Space Storage		702	112,552
Gaming and Leisure Properties		2,775	136,946
Public Storage		230	70,150
UDR		3,862	147,876
Welltower		221	19,928
			1,852,847
Utilities — 1.83%
AES		4,517	86,952
Atmos Energy		790	91,561
Duke Energy		1,983	192,430
Edison International		2,848	203,604
Exelon		7,380	264,942
Iberdrola		15,034	197,004
			1,036,493
Total Common Stocks (cost $46,457,799)			54,525,915

Exchange-Traded Fund — 0.22%
iShares Russell 1000 Growth ETF		416	126,119
Total Exchange-Traded Fund (cost $126,094)			126,119

Warrants — 0.00%
Constellation Software =, †	CAD	197	0
Total Warrants (cost $0)			0

	Number of contracts	Value (US $)
Options Purchased — 0.08%
Equity Put Options — 0.02%
S&P 500 Index, strike price $4,025, expiration date 3/15/24, notional amount $5,232,500	13	$ 10,140
S&P 500 Index, strike price $4,125, expiration date 1/19/24, notional amount $5,362,500	13	1,430
Options on Indices — 0.06%
S&P 500 Index, strike price $4,050, expiration date 2/16/24, notional amount $2,430,000	6	2,070
S&P 500 Index, strike price $4,075, expiration date 5/17/24, notional amount $5,297,500	13	32,175
S&P 500 Index, strike price $4,450, expiration date 12/29/23, notional amount $5,340,000	12	60
Total Options Purchased (cost $354,333)		45,875
	Number of shares
Short-Term Investments — 2.74%
Money Market Mutual Funds — 2.74%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	388,692	388,692
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	388,691	388,691
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	388,691	388,691

4    NQ- FIP [1223] 0224 (3377166)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	388,691	$ 388,691
Total Short-Term Investments (cost $1,554,765)		1,554,765
Total Value of Securities Before Options Written—99.24% (cost $48,492,991)		56,252,674
Number of contracts
Options Written — (0.03%)
Equity Put Options — (0.01%)
S&P 500 Index, strike price $3,625, expiration date 3/15/24, notional amount $(4,712,500)	(13)	(4,485)
	Number of contracts	Value (US $)
Options Written (continued)
Options on Indices — (0.02%)
S&P 500 Index, strike price $3,675, expiration date 5/17/24, notional amount $(4,777,500)	(13)	$ (15,600)
Total Options Written (premium received $86,196)		(20,085)

Receivables and Other Assets Net of Liabilities—0.79%		448,475
Net Assets Applicable to 6,461,092 Shares Outstanding—100.00%		$56,681,064
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

The following forward foreign currency exchange contracts and futures contracts were outstanding at December 31, 2023:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
MS	GBP	(459,000)	USD	585,729	3/20/24	$430	$—
RBC	CAD	(1,295,000)	USD	955,956	3/20/24	—	(22,464)
Total Forward Foreign Currency Exchange Contracts						$430	$(22,464)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(24)	EURO STOXX 50	$(1,203,659)	$(1,213,603)	3/15/24	$9,944	$—	$508
(8)	FTSE 100 Index	(790,946)	(771,558)	3/15/24	—	(19,388)	(1,143)
(5)	S&P/TSX 60	(958,756)	(929,276)	3/14/24	—	(29,480)	(1,236)
(10)	E-Mini S&P 400 Index	(2,809,500)	(2,660,696)	3/15/24	—	(148,804)	26,200
(16)	E-Mini S&P 500 Index	(3,856,000)	(3,727,977)	3/15/24	—	(128,023)	9,800
Total Futures Contracts			$(9,303,110)		$9,944	$(325,695)	$34,129
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund's net assets.
NQ- FIP [1223] 0224 (3377166)    5

Schedule of investments
Delaware Hedged U.S. Equity Opportunities Fund   (Unaudited)
Summary of abbreviations:
ADR – American Depositary Receipt
ETF – Exchange-Traded Fund
FTSE – Financial Times Stock Exchange
GDR – Global Depositary Receipt
MS – Morgan Stanley
RBC – Royal Bank of Canada
Summary of abbreviations: (continued)
S&P – Standard & Poor’s Financial Services LLC
Summary of currencies:
CAD – Canadian Dollar
GBP – British Pound Sterling
USD – US Dollar
6    NQ- FIP [1223] 0224 (3377166)